Property, Plant and Equipment (Details)	Mar. 31, 2011 USD ($)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)	Mar. 31, 2009 JPY (¥)
Property, plant and equipment
Land	$ 1,149,506,000	¥ 95,409,000,000	¥ 92,355,000,000
Buildings	4,067,699,000	337,619,000,000	329,554,000,000
Machinery and equipment	8,367,554,000	694,507,000,000	710,511,000,000
Construction in progress	243,614,000	20,220,000,000	24,653,000,000
Total	13,828,373,000	1,147,755,000,000	1,157,073,000,000
Less: accumulated depreciation	(7,703,229,000)	(639,368,000,000)	(631,973,000,000)
Property, plant and equipment- less accumulated depreciation (Notes 1, 8, 9 and 16)	6,125,144,000	508,387,000,000	525,100,000,000	525,462,000,000
Property Plant And Equipment (Textuals) [Abstract]
Recognized damaged loss related to property, plant and equipment		¥ 1,217,000,000